SUMMARY OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS INCLUDING BOTH ACCOUNT RECEIVABLES DUE FROM THIRD PARTIES AND RELATED PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the year	$ 11,443	¥ 81,247	¥ 57,360
Write-off
Balance at the end of the year	$ 14,034	99,647	81,247
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the year		81,242	57,344
Additions charged to credit loss		18,281	23,898
Write-off
Balance at the end of the year		99,523	81,242
Balance at the beginning of the year		5
Balance at the end of the year		124	5
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Balance at the beginning of the year		5	16
Additions charged to credit loss		119	(11)
Balance at the end of the year		¥ 124	¥ 5